Annual Total Returns [BarChart] - ClearBridge Variable Small Cap Growth Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	1.39%
Annual Return 2012	19.43%
Annual Return 2013	47.05%
Annual Return 2014	4.08%
Annual Return 2015	(4.37%)
Annual Return 2016	5.80%
Annual Return 2017	24.26%
Annual Return 2018	3.44%
Annual Return 2019	26.87%
Annual Return 2020	43.26%